Revenues (Details) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Incentive advisory fees recognized		$ 678
Change in Contract with Customer, Liability [Abstract]
Balance	$ 13,544			$ 13,194	$ 13,899	$ 13,899
Increases to deferred revenue	2,072				2,032	7,781
Recognition of revenue	(2,445)				(2,737)	(8,100)
Balance	13,171	13,544			13,194	13,544	$ 13,899
Total revenue	$ 63,320	50,976	$ 41,565	$ 54,811	48,168	$ 195,520	81,573	$ 67,607
Number of reportable segments | segment	4					4
Accounts receivable, net	$ 12,504	4,928				$ 4,928	5,127
Due from affiliates	75	$ 45				45	0
REIT Advisory
Change in Contract with Customer, Liability [Abstract]
Total revenue	20,616				23,021	97,943	69,988	67,563
J&S
Change in Contract with Customer, Liability [Abstract]
Total revenue	30,975				23,310	81,186	9,186
J&S | United States
Change in Contract with Customer, Liability [Abstract]
Total revenue	23,142				15,952	60,241	6,033
J&S | Mexico
Change in Contract with Customer, Liability [Abstract]
Total revenue	5,728				5,460	15,429	2,760
J&S | Dominican Republic
Change in Contract with Customer, Liability [Abstract]
Total revenue	2,105				1,898	5,516	393
OpenKey
Change in Contract with Customer, Liability [Abstract]
Total revenue	257				319	999	327	44
Base advisory fee
Change in Contract with Customer, Liability [Abstract]
Total revenue	10,622				10,711	44,905	43,523	43,043
Incentive advisory fee
Change in Contract with Customer, Liability [Abstract]
Total revenue	170				452	2,487	3,083	3,083
Reimbursable expenses
Change in Contract with Customer, Liability [Abstract]
Total revenue	2,509				1,949	9,837	9,705	8,859
Equity-based compensation
Change in Contract with Customer, Liability [Abstract]
Total revenue	5,758				9,292	31,726	9,394	12,243
Other advisory revenue
Change in Contract with Customer, Liability [Abstract]
Total revenue	128				128	521	277	0
Advisory services
Change in Contract with Customer, Liability [Abstract]
Recognition of revenue	(770)				(346)	(2,100)
Total revenue	19,187				22,532	89,476	65,982	67,228
Audio visual
Change in Contract with Customer, Liability [Abstract]
Recognition of revenue	(1,000)				(1,900)	(3,800)
Total revenue	30,975				23,310	81,186	9,186	0
Audio visual | J&S
Change in Contract with Customer, Liability [Abstract]
Total revenue	30,975				23,310	81,186	9,186	0
Project management
Change in Contract with Customer, Liability [Abstract]
Total revenue	7,790				0	10,634	0	0
Project management | Premier
Change in Contract with Customer, Liability [Abstract]
Total revenue	7,790				0	10,634	0	0
Other revenue
Change in Contract with Customer, Liability [Abstract]
Recognition of revenue	(636)				(510)	(2,200)
Total revenue	5,368				2,326	14,224	6,405	379
Investment management reimbursements
Change in Contract with Customer, Liability [Abstract]
Total revenue	358				182	1,156	1,976	0
Debt placement fees
Change in Contract with Customer, Liability [Abstract]
Total revenue	1,354				632	6,093	1,137	0
Claims management services
Change in Contract with Customer, Liability [Abstract]
Total revenue	41				55	213	0	0
Lease revenue
Change in Contract with Customer, Liability [Abstract]
Total revenue	1,030				252	1,005	893	335
Other services
Change in Contract with Customer, Liability [Abstract]
Total revenue	2,585				1,205	5,757	2,399	44
Total other revenue
Change in Contract with Customer, Liability [Abstract]
Total revenue	$ 5,368				2,326	$ 14,224	6,405	379
Braemar
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%
Change in Contract with Customer, Liability [Abstract]
Proceeds from affiliates					5,000		5,000
Ashford Trust OP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%
Change in Contract with Customer, Liability [Abstract]
Due from related parties	$ 4,416	$ 5,293				$ 5,293	13,346
Braemar OP
Change in Contract with Customer, Liability [Abstract]
Due from related parties	$ 2,031	$ 1,996				$ 1,996	1,738
Maximum | Ashford Trust
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%
Total market capitalization threshold for calculating base advisory fee	$ 10,000,000	$ 10,000,000				$ 10,000,000
Minimum | Ashford Trust
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.50%	0.50%				0.50%
Total market capitalization threshold for calculating base advisory fee	$ 6,000,000	$ 6,000,000				$ 6,000,000
Corporate and Other
Change in Contract with Customer, Liability [Abstract]
Total revenue					1,518	4,758	2,072	0
Corporate and Other | Advisory services
Change in Contract with Customer, Liability [Abstract]
Total revenue	0				0	0	0	0
Corporate and Other | Audio visual
Change in Contract with Customer, Liability [Abstract]
Total revenue	0				0	0	0	0
Corporate and Other | Project management
Change in Contract with Customer, Liability [Abstract]
Total revenue	0				0	0	0	0
Corporate and Other
Change in Contract with Customer, Liability [Abstract]
Total revenue	$ 3,682				$ 1,518	$ 4,758	$ 2,072	$ 0